Consolidated Balance Sheets	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 78,790,697	$ 11,097,438	¥ 26,801,767
Restricted cash	497,108	70,016	70,102,863
Short-term investment	104,086,826	14,660,323
Accounts receivable, net	29,508,542	4,156,191	26,906,994
Inventories, net	9,984,100	1,406,231	6,115,553
Prepayments and other current assets	97,589,397	13,745,179	25,714,888
Total current assets	320,456,670	45,135,378	155,642,065
Non-current assets
Long-term investments	14,136,050	1,991,021	22,440,969
Property, plant and equipment, net	603,035	84,936	509,169
Operating lease Right-of-use assets	6,169,983	869,024	6,132,812
Intangible assets, net	9,426,569	1,327,704	17,439,892
Goodwill	40,407,135	5,691,226	18,769,688
Other non-current assets	43,150,129	6,077,569	34,443,178
Total non-current assets	113,892,901	16,041,480	99,735,708
Total assets	434,349,571	61,176,858	255,377,773
Current liabilities
Short-term bank borrowings	19,500,000	2,746,518	54,830,623
Current portion of long-term bank borrowings	1,993,168	280,732	2,020,480
Accounts payable	20,793,699	2,928,731	17,046,154
Contract liabilities	13,773,974	1,940,024	6,293,066
Shareholder loans, at amortized cost	26,150,243	3,683,185	19,522,986
Amounts due to related parties	17,605,694	2,479,710	19,395,710
Accrued expenses and other current liabilities	168,952,161	23,796,413	107,356,680
Current portion of lease liabilities	2,590,785	364,904	1,413,110
Current portion of finance lease liabilities	103,310	14,551
Convertible loans, at fair value	6,372,830	897,594	14,949,326
Convertible loans, at amortized cost	3,541,350	498,789	18,964,600
Total current liabilities	281,377,214	39,631,151	261,792,735
Non-current liabilities
Long-term bank borrowings	5,519,461	777,400	1,671,084
Operating lease liabilities	4,045,089	569,739	4,824,198
Finance lease liabilities	37,411	5,269
Warrant liabilities	87,279	12,293	5,747,884
Option liability			12,762,104
Shareholder loans, at amortized cost	56,928,815	8,018,256	76,099,976
Convertible loans, at fair value	7,964,014	1,121,708	3,897,606
Convertible loans, at amortized cost	3,500,000	492,965
Deferred tax liabilities	3,827,489	539,091	3,399,427
Other non-current liabilities	10,405,554	1,465,592	4,162,222
Total non-current liabilities	92,315,112	13,002,313	112,564,501
Total liabilities	373,692,326	52,633,464	374,357,236
Commitments and contingencies (Note 27)
Mezzanine equity
Total mezzanine equity			1,368,520,061
Shareholders’ (deficit)/equity
Series seed convertible preferred shares (US$0.016 par value, 1,076,501 shares and nil share authorized, issued and outstanding as of December 31, 2022 and 2023, liquidation value of RMB37,307,022 and RMB nil as of December 31, 2022 and 2023, respectively)			58,565,485
Additional paid-in-capital	1,816,654,303	255,870,407
Accumulated deficit	(1,644,382,306)	(231,606,404)	(1,478,040,573)
Accumulated other comprehensive loss	(135,581,744)	(19,096,289)	(83,132,274)
Total shareholders’ (deficit)/equity attributable to DDC Enterprise Limited	39,017,138	5,495,449	(1,501,925,812)
Non-controlling interest	21,640,107	3,047,945	14,426,288
Total shareholders’ (deficit)/equity	60,657,245	8,543,394	(1,487,499,524)
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	434,349,571	61,176,858	255,377,773
Series A redeemable convertible preferred shares
Mezzanine equity
Total mezzanine equity			78,343,351
Series A-1 redeemable convertible preferred shares
Mezzanine equity
Total mezzanine equity			65,189,547
Series B redeemable convertible preferred shares
Mezzanine equity
Total mezzanine equity			90,688,766
Series B-1 redeemable convertible preferred shares
Mezzanine equity
Total mezzanine equity			100,365,667
Series B-2 redeemable convertible preferred share
Mezzanine equity
Total mezzanine equity			181,300,496
Series C redeemable convertible preferred shares
Mezzanine equity
Total mezzanine equity			151,311,737
Series C-1 redeemable convertible preferred shares
Mezzanine equity
Total mezzanine equity			701,320,497
Class A Ordinary Shares
Shareholders’ (deficit)/equity
Ordinary shares Value	2,230,296	314,131	584,961
Class B Ordinary Shares
Shareholders’ (deficit)/equity
Ordinary shares Value	¥ 96,589	$ 13,604	¥ 96,589